Offsets	Apr. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-284960
Initial Filing Date	Feb. 14, 2025
Fee Offset Claimed	$ 3,956.10
Explanation for Claimed Amount	This registration statement previously proposed to register 10,000,000 shares of Company Class A common stock. A registration fee of $4,547.10 was paid in connection with such shares, with $3,956.10 paid alongisde the initial S-4 on 2/14/2025, and an incremental registration fee paid with a S-4/A on 5/6/2025 in the amount of $591.00. The 10,000,000 shares of Company Class A common stock were previously estimated to be the maximum number of shares of Company Class A common stock that would have been issued to holders of Jet.AI, Inc. ("Jet.AI") capital stock and applicable equity awards in connection with the Merger (as previously defined under "Explanatory Note" and described in this registration statement) pursuant to the transactions described in the Consent Solicitation Statement/Prospectus previously contained in this registration statement and as contemplated by that certain Amended and Restated Agreement and Plan of Merger and Reorganization, as amended, by and among the Company, Jet.AI, Jet.AI SpinCo, Inc., a Delaware corporation and wholly owned subsidiary of Jet.AI ("SpinCo"), and FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive ("Merger Sub"), dated May 6, 2025. In accordance with Rules 457(b) and 0-11(a)(2) under the Securities Act, the Company is using $4,243.81 of the unused filing fees to offset the filing fee payable in connection with this amendment to this registration statement. No registration fee is due to be paid at this time. As of the date of this filing there is $303.29 remaining for future fee offsets.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-284960
Initial Filing Date	Feb. 14, 2025
Fee Offset Claimed	$ 287.71
Explanation for Claimed Amount	This registration statement previously proposed to register 10,000,000 shares of Company Class A common stock. A registration fee of $4,547.10 was paid in connection with such shares, with $3,956.10 paid alongisde the initial S-4 on 2/14/2025, and an incremental registration fee paid with a S-4/A on 5/6/2025 in the amount of $591.00. The 10,000,000 shares of Company Class A common stock were previously estimated to be the maximum number of shares of Company Class A common stock that would have been issued to holders of Jet.AI, Inc. ("Jet.AI") capital stock and applicable equity awards in connection with the Merger (as previously defined under "Explanatory Note" and described in this registration statement) pursuant to the transactions described in the Consent Solicitation Statement/Prospectus previously contained in this registration statement and as contemplated by that certain Amended and Restated Agreement and Plan of Merger and Reorganization, as amended, by and among the Company, Jet.AI, Jet.AI SpinCo, Inc., a Delaware corporation and wholly owned subsidiary of Jet.AI ("SpinCo"), and FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive ("Merger Sub"), dated May 6, 2025. In accordance with Rules 457(b) and 0-11(a)(2) under the Securities Act, the Company is using $4,243.81 of the unused filing fees to offset the filing fee payable in connection with this amendment to this registration statement. No registration fee is due to be paid at this time. As of the date of this filing there is $303.29 remaining for future fee offsets.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	FLYEXCLUSIVE, INC.
Form or Filing Type	S-4
File Number	333-284960
Filing Date	Feb. 14, 2025
Fee Paid with Fee Offset Source	$ 3,956.10
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	FLYEXCLUSIVE, INC.
Form or Filing Type	S-4
File Number	333-284960
Filing Date	May 06, 2025
Fee Paid with Fee Offset Source	$ 287.71